Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of inventories stated at lower of cost or market value [Table Text Block]
	September 30, 2013	December 31, 2012

Finished goods	$825,967	$802,848

	2012	2011
Finished goods	$802,848	$821,100